Events After the Reporting Period - IPO (Details) kr / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 05, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 05, 2021 DKK (kr) kr / shares shares	Dec. 31, 2020 kr / shares	Dec. 31, 2020 USD ($) shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Share price | $ / shares				$ 207
Issued shares (in DKK) | $							$ 2,648			$ 2,481
Outstanding shares (in DKK) | $				$ (931)			$ 7,038			$ 9,362	$ 2,550
ADS | Initial Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	3,000,000
Share price | $ / shares	$ 10.00
Net proceeds | $	$ 25,400
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		269,136	745,380
Share price | $ / shares		$ 8.89	$ 8.89
Net proceeds | $		$ 2,400	$ 6,600
Number of shares issued (in shares)				12,917,016			16,198,668			15,184,152	12,917,016
Nominal value per share | kr / shares						kr 1		kr 1	kr 1
Ordinary shares | Initial Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Registered shares (in DKK) | kr					kr 19,198,668
Issued shares (in DKK) | kr					19,198,668
Outstanding shares (in DKK) | kr					kr 19,198,668
Shares registered (in shares)					19,198,668
Number of shares issued (in shares)					19,198,668
Shares outstanding (in shares)					19,198,668
Nominal value per share | kr / shares					kr 1